Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Net income / (loss)	SFr (40.9)	SFr 30.8	SFr 15.8	SFr 122.2
Class A
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	295,531,210	288,082,955	294,458,484	287,985,587
Weighted number of shares with dilutive effects (in shares)	3,300,452	3,430,738	4,005,446	3,366,411
Weighted number of outstanding shares (diluted and undiluted) (in shares)	298,831,661	291,513,693	298,463,930	291,351,998
Net income / (loss)	SFr (36.7)	SFr 27.5	SFr 14.1	SFr 109.1
Basic EPS (CHF) (in CHF per share)	SFr (0.12)	SFr 0.10	SFr 0.05	SFr 0.38
Diluted EPS (CHF) (in CHF per share)	SFr (0.12)	SFr 0.09	SFr 0.05	SFr 0.37
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	341,044,191	345,437,500	343,228,709	345,437,500
Weighted number of shares with dilutive effects (in shares)	12,293,550	12,467,091	12,885,677	12,174,230
Weighted number of outstanding shares (diluted and undiluted) (in shares)	353,337,741	357,904,591	356,114,386	357,611,730
Net income / (loss)	SFr (4.2)	SFr 3.3	SFr 1.6	SFr 13.1
Basic EPS (CHF) (in CHF per share)	SFr (0.01)	SFr 0.01	SFr 0	SFr 0.04
Diluted EPS (CHF) (in CHF per share)	SFr (0.01)	SFr 0.01	SFr 0	SFr 0.04